CAPITAL STOCK	3 Months Ended
Jan. 31, 2012
CAPITAL STOCK [Abstract]
CAPITAL STOCK

NOTE 5 - CAPITAL STOCK

On April 11, 2011, the Corporation issued 2,600,000 common shares for gross proceeds of $272 by way of private placement.

On May 27, 2011, the Corporation issued 3,866,000 common shares for gross proceeds of $118,694 by way of private placement.

On June 10, 2011, the Corporation issued 7,150,000 common shares for total consideration of $113 in exchange for 100% of the outstanding common shares of Gysan Enterprises Ltd.  As described in Note 1, the transaction was accounted for as a reverse merger and a retroactive recapitalization.

As at January 31, 2012, there were no warrants or options outstanding.